Share-Based Compensation and US Foods Common Stock Issuances - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation expense	$ 14,429,000	$ 7,888,000	$ 15,832,000	$ 11,736,000	$ 8,406,000
Share-based compensation, price of shares purchased			$ 16.20		$ 16.20
Redeemable common stock			$ 25,000,000	$ 31,000,000	$ 31,000,000
Company recorded compensation charge			$ 5,000,000
Stock options, Exercise price per share, lower range			$ 12.15
Stock options, Exercise price per share, upper range			$ 18.23
Options granted			1,577,502	0
Weighted-average grant date fair value			$ 6.91	$ 0	$ 6.00
Stock options exercised			1,456,616
Cash outflow for the excess of fair value over exercise price of stock options exercised			$ 6,000,000		$ 2,000,000
Management and Key Employees [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Redeemable common stock, shares			1,797,987
Time Options [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation expense			$ 3,000,000	$ 3,000,000	$ 2,000,000
Options granted			886,513
Stock options exercised			773,696
Stock options exercised			773,696	4,444	457,026
Performance Options [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options granted			690,989
Stock options exercised			682,920
Stock options exercised			682,920	3,703	457,026
Performance Options 2015 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Company recorded compensation charge			$ 3,000,000
Compensation charges recorded for achieving performance target			3,000,000
Performance Options 2013 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Company recorded compensation charge			2,000,000
Performance Options 2012 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Company recorded compensation charge			2,000,000		$ 2,000,000
Performance Options 2011 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Company recorded compensation charge			$ 2,000,000
Performance Options 2014 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Company recorded compensation charge				$ 4,000,000
Employee Stock Option [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation, vesting period			10 years		10 years
Assumed Dividend Yield			0.00%		0.00%
Unrecognized compensation cost			$ 8,000,000
Weighted average recognition period			3 years
Options expected to vest			2,000,000
Employee Stock Option [Member] | Distribution, Selling and Administrative Costs [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation expense			$ 8,000,000	7,000,000	$ 4,000,000
Restricted Shares [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation expense				1
Redeemable common stock			$ 4,000,000	$ 6,000,000	$ 6,000,000
Weighted average recognition period			1 year
Share-based compensation, shares granted			0	0	138,889
Granted			$ 0		$ 16.20
Unrecognized compensation cost			$ 0.1
Share-based compensation, shares outstanding			7,037	64,959
Weighted average exercise price outstanding			$ 16.20	$ 15.71
Redeemable common stock, shares			335,614
Restricted Shares [Member] | Distribution, Selling and Administrative Costs [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation expense			$ 1		$ 3
Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Redeemable common stock			$ 10,000,000	$ 6,000,000	$ 1,000,000
Share-based compensation, vesting period					4 years
Weighted average recognition period			3 years
Granted			$ 17.87
Unrecognized compensation cost			$ 8,000,000
Compensation charges recorded for achieving performance target			4,000,000
Unrecognized compensation cost expected to recognize			$ 700,000
Share-based compensation, shares outstanding			737,496	600,637
Weighted average exercise price outstanding			$ 17.41	$ 16.20
Redeemable common stock, shares			225,018
Restricted Stock Units (RSUs) [Member] | Distribution, Selling and Administrative Costs [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation expense			$ 7,000,000	$ 5,000,000	$ 1,000,000
Time Based Restricted Stock Units [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation expense			$ 3,000,000	$ 2,000,000	1,000,000
Share-based compensation, shares outstanding			502,769	409,765
Performance Based Rsu Grant 2013 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Compensation charges recorded for achieving performance target			$ 1,000,000		$ 0
Performance Based Rsu Grant 2014 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Compensation charges recorded for achieving performance target				$ 3,000,000
Stock Appreciation Rights (SARs) [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation, shares granted			0	0	0
Share-based compensation, shares outstanding			513,074
Weighted average exercise price outstanding			$ 13.45
Performance Target Not Set [Member] | Performance Options [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Performance options outstanding			1,000,000
Performance Target Not Set [Member] | Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Performance options outstanding			200,000
Accrued Expenses and Other Liabilities [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Accrued liability related to stock-based compensation			$ 600,000
Employee Stock [Member] | Call Option [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation expense			16,000,000	$ 12,000,000	$ 8,000,000
Income tax benefit related to share-based compensation expense			$ 6,000,000	$ 4,000,000	$ 3,000,000
Minimum [Member] | Time Options [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options vesting and exercisable period			4 years
Minimum [Member] | Performance Options [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options vesting and exercisable period			4 years
Minimum [Member] | Restricted Shares [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation, vesting period			2 years
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation, vesting period			4 years
Minimum [Member] | Employee Stock [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Shares reserved for issuance under Stock Incentive Plan			11,700,000
Maximum [Member] | Time Options [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options vesting and exercisable period			5 years
Maximum [Member] | Performance Options [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options vesting and exercisable period			5 years
Maximum [Member] | Restricted Shares [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Share-based compensation, vesting period			5 years
Maximum [Member] | Employee Stock [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Shares reserved for issuance under Stock Incentive Plan			19,700,000